Dividends	12 Months Ended
Jun. 30, 2025
Dividends [Abstract]
DIVIDENDS

5. DIVIDENDS

An annual dividend for the 12-month ended December 31, 2022 of HK$9,653,088 (US$1,231,842) was declared on May 15, 2023. The annual dividend of HK$1,000,000 (US$127,611) and HK$8,653,088 (US$1,104,231) were paid during the years ended June 30, 2023 and 2024, respectively.

An annual dividend for the 12-month ended December 31, 2023 of HK$5,000,000 (US$640,344) was declared on June 3, 2024. The annual dividend of HK$5,000,000 (US$640,344) was paid during the year ended June 30, 2025.

Dividend payable consist of the following:

	For the year ended June 30,
	2025	2024
Dividend payable – beginning of period	$640,344	$1,104,231
Cash dividend declared	—	640,344
Net changes in foreign exchange impact	—	—
Cash dividend paid	(640,344)	(1,104,231)
Dividend payable – end of period	$—	$640,344